Debt (Details Narrative) - USD ($)			6 Months Ended
	Dec. 11, 2021	Mar. 27, 2020	Jun. 30, 2023	Dec. 31, 2022	May 18, 2022	Mar. 10, 2022	Dec. 31, 2021	Feb. 24, 2021	May 31, 2020	Apr. 30, 2020
Short-Term Debt [Line Items]
Issuance of common shares			202,500
Fair value of AR Debentures			$ 2,722,000
SBA Loan [Member]
Short-Term Debt [Line Items]
Interest accrued			$ 7,588
Debt instrument interest rate stated percentage			3.75%
Bristol Investment Fund Ltd [Member] | A R Debentures [Member]
Short-Term Debt [Line Items]
Principal amount			$ 1,000,000
Interest rate			12.00%
Conversion price			$ 0.175
Issuance of common shares			11,428,571
Issuance of common shares, per share price			$ 0.21
Interest rate			18.00%
Fair value of AR Debentures			$ 2,722,000
Increase in fair value of AR Debentures			741,000
Interest accrued			$ 38,667
Creek Road Miners Inc [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage				10.00%
Debt instrument, description		The loans bear interest at an annual rate of one percent (1%), are due two (2) years from the date of issuance, and all payments are deferred for the first six (6) months of the loan. Any unforgiven balance of loan principal and accrued interest at the end of the six (6) month loan deferral period is amortized in equal monthly installments over the remaining 18-months of the loan term
Debt instrument face amount					$ 500,000
Creek Road Miners Inc [Member] | Guaranteed SBA PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage										1.00%
Debt instrument face amount										$ 197,600
Debt Instrument, Decrease, Forgiveness	$ 183,567
Notes and loans payable				$ 0			$ 14,033
Creek Road Miners Inc [Member] | Loan Agreement SBA [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage									3.75%
Debt instrument face amount									$ 149,900
Notes and loans payable				149,900			149,900
Creek Road Miners Inc [Member] | Second Draw Guaranteed SBA PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage								1.00%
Debt instrument face amount								$ 197,662
Notes and loans payable				$ 0		$ 197,662	$ 197,662